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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-06023
                                  -----------------------------------------

                          Managed Municipal Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 40 West 57th Street, 18th Floor       New York, New York             10019
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         (Address of principal executive offices)                   (Zip code)

                           R. Alan Medaugh, President

  ISI, Inc.      40 West 57th Street, 18th Floor     New York, New York 10019
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 446-5600
                                                     ---------------------------

Date of fiscal year end:        October 31, 2008
                          ------------------------------------

Date of reporting period:       July 31, 2008
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

MANAGED MUNICIPAL FUND, INC.
SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
                                                                                RATINGS
                                                       INTEREST    MATURITY     (MOODY'S/     PRINCIPAL         MARKET
                     SECURITY                            RATE        DATE       S&P) (1)       AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 96.43%

GENERAL OBLIGATIONS - 61.54%
  Alexandria, VA, Capital Improvements                  4.250%     06/15/21     Aaa/AAA     $  3,300,000     $  3,301,551
  Arlington County, VA, State Aid Withholding           4.500%     01/15/28     Aaa/AAA        2,000,000        1,979,500
  Arlington County, VA, State Aid Withholding           5.000%     10/01/14     Aaa/AAA        1,080,000        1,095,368
  Cary, NC                                              5.000%     03/01/18     Aaa/AAA        2,000,000        2,112,800
  Dallas, TX                                            4.000%     02/15/16     Aa1/AA+        2,450,000        2,478,445
  Delaware State, Series A                              4.200%     01/01/20     Aaa/AAA        1,675,000        1,678,869
  Du Page County, IL, Jail Project                      5.600%     01/01/21     Aaa/AAA        1,600,000        1,756,528
  Florida State, Board of Education, Public
      Education, Series I                               4.125%     06/01/21     Aa1/AAA        3,000,000        2,938,620
  Georgia State, Series G                               4.125%     10/01/23     Aaa/AAA        2,000,000        1,943,820
  Henrico County, VA, Public Improvement                4.250%     07/15/24     Aaa/AAA        2,830,000        2,768,929
  Maryland State, Capital Improvements, Series A        4.000%     02/15/20     Aaa/AAA        4,000,000        3,978,000
  Mecklenburg County, NC, Public Improvements,
      Series A                                          4.000%     02/01/20     Aaa/AAA        3,000,000        2,980,860
  Missouri State, Fourth State Building, Series A       4.125%     10/01/19     Aaa/AAA        2,000,000        2,009,800
  Montgomery County, MD, Public Improvements,
      Series A                                          4.000%     05/01/21     Aaa/AAA        2,450,000        2,406,635
  Prince Georges County, MD, Public
      Improvements                                      4.125%     07/15/26     Aa1/AAA        2,000,000        1,873,080
  Salt Lake City, UT, School District, School Board
      Guaranty, Series A                                4.500%     03/01/20     Aaa/AAA        2,240,000        2,278,707
  South Carolina State, Highway, Series B               5.000%     04/01/19     Aaa/AA+        1,000,000        1,045,140
  Virginia State, Series B                              4.250%     06/01/26     Aaa/AAA        2,500,000        2,417,825
  Washington State, Series F                            4.500%     07/01/27     Aa1/AA+        2,500,000        2,410,375
  Washington, MD, Suburban Sanitation District,
      Water Supply                                      4.250%     06/01/26     Aaa/AAA        2,500,000        2,417,825
                                                                                                             ------------
                                                                                                             $ 45,872,677
                                                                                                             ------------

OTHER REVENUE - 7.33%
  Fairfax County, VA, Water Authority Water
      Revenue                                           4.500%     04/01/27     Aaa/AAA        2,500,000        2,456,475
  Texas, Water Development Board Revenue,
      State Revolving Fund-Senior Series A              4.750%     07/15/20     Aaa/AAA        3,000,000        3,004,230
                                                                                                             ------------
                                                                                                             $  5,460,705
                                                                                                             ------------

PREREFUNDED ISSUES - 27.56%
  Arlington County, VA, 10/01/08 @ 101, State Aid
      Withholding                                       5.000%     10/01/14     Aaa/AAA          920,000          934,140
  Charlotte, NC, Water & Sewer System
      Revenue, 06/01/09 @ 101                           5.250%     06/01/24     Aa1/AAA        1,600,000        1,664,240
  Chesterfield County, VA, 01/15/10 @ 100               5.625%     01/15/14     Aaa/AAA        1,350,000        1,417,811
  Chesterfield County, VA, 01/15/11 @ 100               5.000%     01/15/20     Aaa/AAA        1,000,000        1,058,040
  Florida State, Board of Education, Public
      Education Capital Outlay, Series A,
      06/01/10 @ 101                                    5.125%     06/01/21     Aaa/AAA        1,000,000        1,062,130
  Georgia State, Series D, Refundable Balance,
      10/01/10 @ 100                                    5.000%     10/01/17     Aaa/AAA          390,000          412,164

MANAGED MUNICIPAL FUND, INC.
SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
                                                                                RATINGS
                                                       INTEREST    MATURITY     (MOODY'S/     PRINCIPAL         MARKET
                     SECURITY                            RATE        DATE       S&P) (1)       AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------------------------

PREREFUNDED ISSUES - 27.56% (CONTINUED)
  Guilford County, NC, Series B, 10/01/10 @ 102         5.250%     10/01/16     Aa1/AAA        3,000,000     $  3,244,680
  Gwinnett County, GA, Water & Sewer Authority,
      08/01/12 @ 100                                    5.250%     08/01/24     Aaa/AAA        1,500,000        1,631,925
  Minnesota State, 06/01/10 @ 100                       5.500%     06/01/18     Aa1/AAA        2,000,000        2,115,100
  North Carolina State, Public School Building,
      04/01/09 @ 102                                    4.600%     04/01/17     Aaa/AAA        5,000,000        5,198,750
  South Carolina State, State Institutional, Series A,
      03/01/10 @ 101                                    5.300%     03/01/17     Aaa/AA+        1,700,000        1,799,399
                                                                                                             ------------
                                                                                                             $ 20,538,379
                                                                                                             ------------

TOTAL MUNICIPAL BONDS                                                                                        $ 71,871,761
  (COST $70,219,557)                                                                                         ------------


US TREASURY NOTES - 0.67%
  US Treasury Notes                                     4.625%     09/30/08                 $    500,000     $    502,304
  (COST $502,409)                                                                                            ------------

REPURCHASE AGREEMENT - 2.18%

JPMORGAN CHASE, N.A.
Dated 7/31/08, 1.800%, principal and interest in the
amount of $1,626,081 due 8/1/08, collaterized by US
Treasury Note, par value of $1,520,000 due 2/15/10
with a value of $1,658,550
  (COST $1,626,000)                                                                         $  1,626,000     $  1,626,000
                                                                                                             ------------

TOTAL INVESTMENTS - 99.28%                                                                                   $ 74,000,065
  (COST $72,347,966)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.72%                                                                     538,326
                                                                                                             ------------

NET ASSETS - 100.00%                                                                                         $ 74,538,391
                                                                                                             ============

(1)   Moody's Municipal Bond Ratings:
      Aaa   Judged to be of the best quality
      Aa    Judged to be of high quality by all standards.
            Issues are sometimes denited with a 1, 2 or 3, which denote a high, medium or low ranking with in the rating.

      S & P Municipal Bond Ratings:
      AAA   Of the highest quality
      AA    The second strongest capacity for payment of debt services.
            Those   issues    determinded   to   posses   very   strong   safety
            characteristics are denoted with a plus (+) sign.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

See Notes to Schedule of Investments

MANAGED MUNICIPAL FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
================================================================================

1.    SECURITIES VALUATION

Exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued each business day using the last reported sales price or the NASDAQ Official Closing Price ("NOCP") provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). In the absence of a sale price or NOCP, such securities are valued at the mean of the last bid and the last asked prices. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the last bid and the last asked prices. Money market instruments that mature in 60 days or less may be valued at amortized cost unless the Fund's investment advisor believes another valuation is more appropriate.

When valuing securities for which market quotations are not readily available or for which the market quotations that are readily available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Board"). The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the calculation of the net asset value per share, and an event is likely to affect the Fund's net asset value per share. Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the
Fund).

2.    INVESTMENT TRANSACTIONS

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of July 31, 2008:

            Tax cost of portfolio investments          $ 72,347,966
                                                       ============

            Gross unrealized appreciation              $  1,987,387
            Gross unrealized depreciation                  (335,288)
                                                       ------------

            Net unrealized appreciation                $  1,652,099
                                                       ============

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Managed Municipal Fund, Inc.
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ R. Alan Medaugh
                           -----------------------------------------------------
                                    R. Alan Medaugh, President

Date          September 11, 2008
      ------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ R. Alan Medaugh
                           -----------------------------------------------------
                                    R. Alan Medaugh, President

Date          September 11, 2008
      ------------------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                           -----------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          September 11, 2008
      ------------------------------------

* Print the name and title of each signing officer under his or her signature.